UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust

(Exact name of registrant as specified in charter)

6803 S. Tucson Way

Centennial, Colorado 80112-3924

(Address of principal executive offices)(zip code)

Cynthia Lo Besette

OFI SteelPath, Inc.

225 Liberty Street

New York, New York 10281-1008

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

Item 1. Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund

STATEMENT OF INVESTMENTS – As of 02/28/2018

(Unaudited)

Description	Shares	Value

MLP Investments and Related Entities — 94.3%
Coal — 0.2%
Alliance Holdings GP LP	280,316	$7,139,649

Diversified — 9.7%
Enterprise Products Partners LP	6,248,084	158,826,295
Hess Midstream Partners LP	690,510	13,796,390
Westlake Chemical Partners LP	1,311,480	29,573,874
Williams Partners LP	2,937,321	106,448,513
Total Diversified		308,645,072

Gathering/Processing — 12.8%
Antero Midstream GP LP	2,352,475	43,520,787
Antero Midstream Partners LP	1,823,225	47,604,405
Archrock Partners LP	2,537,398	33,544,401
Crestwood Equity Partners LP	436,045	11,664,204
CSI Compressco LP	821,009	6,157,567
Summit Midstream Partners LP	1,747,869	29,451,593
Targa Resources Corp.	2,863,781	127,867,822
Western Gas Partners LP	2,312,923	107,666,566
Total Gathering/Processing		407,477,345

Marine — 2.6%
GasLog Partners LP [3]	1,273,192	29,920,012
Golar LNG Partners LP [3]	1,640,248	30,328,185
Teekay LNG Partners LP [3]	1,217,302	22,520,087
Teekay Offshore Partners LP [3]	100,800	253,008
Total Marine		83,021,292

Natural Gas Pipelines — 27.6%
CNX Midstream Partners LP	1,061,360	18,478,278
CrossAmerica Partners LP	963,536	22,652,731
Energy Transfer Equity LP	9,829,825	152,362,288
Energy Transfer Partners LP	10,069,489	183,365,403
EQT Midstream Partners LP	975,479	60,011,468
Rice Midstream Partners LP [1]	4,230,212	80,416,330
Tallgrass Energy GP LP [1]	5,965,614	120,207,122
Tallgrass Energy Partners LP	2,595,544	99,539,113
TC Pipelines LP	2,879,102	141,450,281
Total Natural Gas Pipelines		878,483,014

Petroleum Transportation — 41.4%
Andeavor Logistics LP	1,655,543	76,949,639
Buckeye Partners LP	3,316,216	148,566,477
DCP Midstream LP	2,197,790	78,768,794
Enbridge Energy Partners LP	3,298,385	41,262,796
Genesis Energy LP	5,730,001	114,370,820
Global Partners LP	1,046,545	17,111,011
Holly Energy Partners LP	4,594,488	135,077,947
Magellan Midstream Partners LP	1,965,079	122,738,834
MPLX LP	4,460,578	154,023,758
NGL Energy Partners LP	4,942,137	60,541,178
NuStar Energy LP	1,765,245	38,729,475
NuStar GP Holdings LLC [1]	3,674,840	42,811,886
Plains All American Pipeline LP	1,145,650	24,173,215
Plains GP Holdings LP, Class A	1,139,950	23,710,960
Shell Midstream Partners LP	1,824,566	43,880,812
Sunoco LP	3,918,378	113,319,492

TransMontaigne Partners LP [1]	2,338,421	$83,481,630
Total Petroleum Transportation		1,319,518,724

Total MLP Investments and Related Entities (identified cost $2,953,586,198)		3,004,285,096

Common Stock — 3.2%

Diversified — 3.2%
ONEOK, Inc.	1,799,824	101,384,086

Total Common Stock (identified cost $97,023,134)		101,384,086

Preferred MLP Investments and Related Entities — 2.0%

Gathering/Processing — 0.7%
Crestwood Equity Partners LP, 9.25% [2,4,5]	2,867,200	23,166,976

Petroleum Transportation — 1.3%
GPM Petroleum LP, 10.00% [1,2,4]	2,000,000	40,660,000

Total Preferred MLP Investments and Related Entities (identified cost $57,612,390)		63,826,976

Short-Term Investment — 0.3%

Money Market — 0.3%
Fidelity Treasury Portfolio, Institutional Class , 1.242% [6]	8,446,506	8,446,506

Total Short-Term Investment (identified cost $8,446,506)		8,446,506

Total Investments — 99.8% (identified cost $3,116,668,228)		3,177,942,664

Other Assets In Excess of Liabilities — 0.2%		7,640,433

Net Assets -— 100.0%		$3,185,583,097

GP -— General Partnership

LLC -— Limited Liability Company

LP -— Limited Partnership

[1]	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
MLP Investments and Related Entities
NuStar GP Holdings LLC	3,722,772	-	(47,932)	3,674,840
Rice Midstream Partners LPi	4,286,998	-	(56,786)	4,230,212
Tallgrass Energy GP LP	5,397,214	700,000	(131,600)	5,965,614
TransMontaigne Partners LP	2,310,021	58,000	(29,600)	2,338,421
Preferred MLP Investments and Related Entities
GPM Petroleum LP - Preferred ii	2,000,000	-	-	2,000,000

	Value February 28, 2018	Distributions	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)
Master Limited Partnership Shares
NuStar GP Holdings LLC	$42,811,886	$2,002,788	$75,866	$(8,728,507)
Rice Midstream Partners LPi	80,416,330	1,234,449	371,050	(6,836,303)
Tallgrass Energy GP LP	120,207,122	2,192,363	(343,960)	(14,004,501)
TransMontaigne Partners LP	83,481,630	1,755,924	493,945	(6,832,236)
Preferred Master Lmited Partnership Shares				-
GPM Petroleum LP - Preferred ii	40,660,000	870,582	-	830,582
	$367,576,968	$8,056,106	$596,901	$(35,570,965)

i.	Is not an affiliate as of February 28, 2018. Was an affiliate during the period ended February 28, 2018.
ii.	An affiliate due to the Manager sitting on the board.

[2]	Restricted security. The aggregate value of restricted securities at period end was $63,826,976, which represents 2.0% of the Fund's net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Crestwood Equity Partners LP - Preferred	3/2/2017 – 8/14/2017	$25,539,432	$23,166,976	$(2,372,456)
GPM Petroleum LP - Preferred	1/12/2016	32,072,958	40,660,000	8,587,042

[3]	Foreign security denominated in U.S. dollars.
[4]	The value of this security was determined using significant unobservable inputs. See note 2 of accompanying Notes.
[5]	Represents securities sold under 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities amount to $23,166,976 or 0.7% of the Fund’s net assets at period end.
[6]	Rate shown is the 7-day yield at period end.

Oppenheimer SteelPath MLP Alpha Fund

STATEMENT OF INVESTMENTS – As of 02/28/2018

(Unaudited)

Description	Shares	Value

MLP Investments and Related Entities — 94.5%
Diversified — 17.8%

Enterprise Products Partners LP	10,718,495	$272,464,143
Westlake Chemical Partners LP [1]	2,579,845	58,175,505
Williams Partners LP	3,297,293	119,493,898
Total Diversified		450,133,546

Gathering/Processing — 11.7%
Antero Midstream GP LP	3,964,500	73,343,250
Targa Resources Corp.	4,021,905	179,578,058
Western Gas Partners LP	932,378	43,402,196
Total Gathering/Processing		296,323,504

Natural Gas Pipelines — 36.4%
Energy Transfer Equity LP	14,208,761	220,235,796
Energy Transfer Partners LP	14,574,898	265,408,893
EQT Midstream Partners LP	1,088,737	66,979,100
Rice Midstream Partners LP	3,108,736	59,097,071
Tallgrass Energy GP LP [1]	5,854,975	117,977,746
Tallgrass Energy Partners LP	604,512	23,183,035
TC Pipelines LP	3,466,164	170,292,637
Total Natural Gas Pipelines		923,174,278

Petroleum Transportation — 28.6%
Buckeye Partners LP	3,455,035	154,785,568
Genesis Energy LP	1,100,420	21,964,383
Magellan Midstream Partners LP	2,745,014	171,453,575
MPLX LP	6,005,353	207,364,839
Phillips 66 Partners LP	1,425,961	70,071,724
Plains All American Pipeline LP	2,305,904	48,654,574
Plains GP Holdings LP, Class A	2,396,839	49,854,251
Total Petroleum Transportation		724,148,914

Total MLP Investments and Related Entities (identified cost $2,471,580,851)		2,393,780,242

Common Stock — 2.4%
Diversified — 2.4%
Williams Cos., Inc.	2,220,854	61,650,907

Total Common Stock (identified cost $76,954,081)		61,650,907

Total Investments — 96.9% (identified cost $2,548,534,932)		2,455,431,149

Other Assets In Excess of Liabilities — 3.1%		77,788,437
Net Assets -— 100.0%		$2,533,219,586

GP -— General Partnership

LLC -— Limited Liability Company

LP -— Limited Partnership

[1]	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
MLP Investments and Related Entities
Tallgrass Energy GP LP	5,451,112	822,542	(418,679)	5,854,975
Westlake Chemical Partners LP	2,687,407	25,520	(133,082)	2,579,845

	Value February 28, 2018	Distributions	Realized Gain/(Loss)	Unrealized Change in Gain/(Loss)
Master Lmited Partnership Shares
Tallgrass Energy GP LP	$117,977,746	$1,892,258	$(519,632)	$(13,021,055)
Westlake Chemical Partners LP	58,175,505	998,977	899,692	1,682,265
	$176,153,251	$2,891,235	$380,060	$(11,338,790)

Oppenheimer SteelPath MLP Income Fund

STATEMENT OF INVESTMENTS – As of 02/28/2018

(Unaudited)

Description	Shares	Value

MLP Investments and Related Entities — 91.6%

Diversified — 0.8%
Williams Partners LP	718,803	$26,049,421

Gathering/Processing — 23.3%
American Midstream Partners LP [1]	6,006,386	69,073,439
Archrock Partners LP [1]	5,321,474	70,349,886
Crestwood Equity Partners LP [1]	5,252,251	140,497,714
CSI Compressco LP [1]	2,967,846	22,258,845
EnLink Midstream Partners LP	10,560,521	154,183,607
Sanchez Midstream Partners LP [1]	1,758,705	19,697,496
Summit Midstream Partners LP [1]	6,265,830	105,579,235
Targa Resources Corp.	1,719,910	76,793,982
USA Compression Partners LP [1]	7,217,140	128,320,749
Total Gathering/Processing		786,754,953

Marine — 6.2%
GasLog Partners LP [2]	1,165,291	27,384,339
Golar LNG Partners LP [1,2]	3,654,823	67,577,677
Hoegh LNG Partners LP [2]	484,142	8,424,071
KNOT Offshore Partners LP [1,2]	1,788,152	35,584,225
Teekay LNG Partners LP [2]	3,714,935	68,726,297
Teekay Offshore Partners LP [2]	440,043	1,104,508
Total Marine		208,801,117

Natural Gas Pipelines — 15.5%
CrossAmerica Partners LP [1]	2,531,694	59,520,126
Energy Transfer Partners LP	19,667,355	358,142,527
Tallgrass Energy Partners LP	400,000	15,340,000
TC Pipelines LP	1,831,749	89,993,828
Total Natural Gas Pipelines		522,996,481

Petroleum Transportation — 42.7%
Blueknight Energy Partners LP [1]	2,040,334	10,201,670
Buckeye Partners LP	4,052,603	181,556,614
DCP Midstream LP	4,632,053	166,012,780
Delek Logistics Partners LP	453,843	14,296,055
Enbridge Energy Partners LP	9,231,218	115,482,537
Genesis Energy LP [1]	8,665,274	172,958,869
Global Partners LP [1]	2,921,278	47,762,895
Holly Energy Partners LP	1,321,964	38,865,742
Martin Midstream Partners LP [1]	6,351,633	87,652,535
NGL Energy Partners LP [1]	10,564,586	129,416,178
NuStar Energy LP [1]	6,193,514	135,885,697
NuStar GP Holdings LLC	694,100	8,086,265
PBF Logistics LP	985,940	19,275,127
Sprague Resources LP [1]	1,635,016	38,831,630
Sunoco LP [1]	9,139,784	264,322,553
USD Partners LP	744,575	8,413,698
Total Petroleum Transportation		1,439,020,845

Propane — 3.1%
Amerigas Partners LP	768,758	32,241,711
Suburban Propane Partners LP [1]	3,078,401	71,111,063
Total Propane		103,352,774

Total MLP Investments and Related Entities (identified cost $3,341,941,971)		3,086,975,591

Common Stock — 1.0%

Petroleum Transportation — 1.0%
Enbridge Energy Management LLC [3]	2,687,952	$31,664,074

Total Common Stock (identified cost $53,769,399)		31,664,074

Preferred MLP Investments and Related Entities — 2.5%

Gathering/Processing — 1.0%
Crestwood Equity Partners LP, 9.25% [1,4,5,6]	2,867,201	23,166,984
CSI Compressco LP - Series A, 11.00% [1,4,5,7]	1,045,502	12,922,400
Total Gathering/Processing		36,089,384

Marine — 0.4%
Teekay Offshore Partners LP, 7.25% [2]	592,198	12,554,598

Petroleum Transportation — 1.1%
Blueknight Energy Partners LP, 11.00% [1]	799,993	5,959,948
GPM Petroleum LP, 10.00% [1,4,5]	1,500,000	30,495,000
Total Petroleum Transportation		36,454,948

Total Preferred MLP Investments and Related Entities (identified cost $75,065,493)		85,098,930

Short-Term Investment — 0.1%

Money Market — 0.1%
Fidelity Treasury Portfolio, Institutional Class , 1.242% [8]	3,538,384	3,538,384

Total Short-Term Investment (identified cost $3,538,384)		3,538,384

Total Investments — 95.2% (identified cost $3,474,315,247)		3,207,276,979

Other Assets In Excess of Liabilities — 4.8%		162,814,423

Net Assets -— 100.0%		$3,370,091,402

GP -— General Partnership

LLC -— Limited Liability Company

LP -— Limited Partnership

[1]	Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended February 28, 2018, by virtue of the Fund owning at least 5% of the voting securities of the issuer. Transactions during this period in which the issuer was an affiliate are as follows:

	Shares November 30, 2017	Gross Additions	Gross Reductions	Shares February 28, 2018
Master Limited Partnership Shares
American Midstream Partners LP	6,057,986	-	(51,600)	6,006,386
Arc Logistic Partners LP [i]	1,896,477	-	(1,896,477)	0
Archrock Partners LP	5,367,394	-	(45,920)	5,321,474
Blueknight Energy Partners LP	2,007,434	50,000	(17,100)	2,040,334
Crestwood Equity Partners LP	5,297,451	-	(45,200)	5,252,251
CrossAmerica Partners LP	2,301,394	250,000	(19,700)	2,531,694
CSI Compressco LP	2,624,674	365,072	(21,900)	2,967,846
Genesis Energy LP	7,374,500	1,353,774	(63,000)	8,665,274
Global Partners LP	2,946,378	-	(25,100)	2,921,278
Golar LNG Partners LP	3,686,241	-	(31,418)	3,654,823
KNOT Offshore Partners LP	1,803,652	-	(15,500)	1,788,152
Martin Midstream Partners LP	6,406,253	-	(54,620)	6,351,633
NGL Energy Partners LP	10,050,472	600,000	(85,886)	10,564,586
Nustar Energy LP	5,540,776	700,000	(47,262)	6,193,514
Sanchez Midstream Partners LP	1,773,905	-	(15,200)	1,758,705
Sprague Resources LP	1,649,116	-	(14,100)	1,635,016
Suburban Propane Partners LP	2,801,658	350,000	(73,257)	3,078,401
Summit Midstream Partners LP	6,118,030	200,000	(52,200)	6,265,830
Sunoco LP	9,218,350	-	(78,566)	9,139,784
USA Compression Partners LP	6,498,263	774,377	(55,500)	7,217,140
Preferred Master Limited Partnership Shares
Blueknight Energy Partners LP - Preferred	801,393	-	(1,400)	799,993
Crestwood Equity Partners LP - Preferred	2,867,201	-	-	2,867,201
CSI Compressco LP - Preferred	1,181,904	32,441	(168,843)	1,045,502
GPM Petroleum LP - Preferred ii	1,500,000	-	-	1,500,000

	Value February 28, 2018	Distributions	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)
Master Limited Partnership Shares
American Midstream Partners LP	$69,073,439	$2,477,634	$(68,398)	$(793,516)
Arc Logistic Partners LP [i]	-	-	6,884,280	(6,753,133)
Archrock Partners LP	70,349,886	1,516,620	(214,314)	13,690,618
Blueknight Energy Partners LP	10,201,670	295,848	(9,193)	(223,934)
Crestwood Equity Partners LP	140,497,714	3,151,351	(412,462)	18,291,164
CrossAmerica Partners LP	59,520,126	1,494,513	68,214	181,047
CSI Compressco LP	22,258,845	537,203	(108,828)	7,951,072
Genesis Energy LP	172,958,869	4,161,345	159,766	(9,772,881)
Global Partners LP	47,762,895	1,351,091	255,053	(2,088,200)
Golar LNG Partners LP	67,577,677	2,110,660	(115,474)	(2,735,277)
KNOT Offshore Partners LP	35,584,225	929,839	6,452	1,405,550
Martin Midstream Partners LP	87,652,535	3,175,817	24,672	5,298,922
NGL Energy Partners LP	129,416,178	3,886,189	(228,968)	1,410,874
Nustar Energy LP	135,885,697	6,015,398	225,532	(34,841,074)
Sanchez Midstream Partners LP	19,697,496	792,824	-	16,935,815
Sprague Resources LP	38,831,630	1,042,323	193,922	23,255
Suburban Propane Partners LP	71,111,063	1,847,041	(467,041)	(1,275,883)
Summit Midstream Partners LP	105,579,235	3,487,852	(365,582)	(9,096,712)
Sunoco LP	264,322,553	7,544,892	(186,490)	3,681,846
USA Compression Partners LP	128,320,749	3,619,686	470,307	7,768,054
Preferred Master Limited Partnership Shares
Blueknight Energy Partners LP - Preferred	5,959,948	142,999	190	(57,358)
Crestwood Equity Partners LP - Preferred	23,166,984	605,266	-	605,266
CSI Compressco LP - Preferred	12,922,400	370,801	-	1,679,626
GPM Petroleum LP - Preferred ii	30,495,000	798,802	-	768,802
	$1,749,146,814	$51,355,994	$6,111,638	$12,053,943

i	Is not an affiliate as of February 28, 2018. Was an affiliate during the period ended February 28, 2018.
ii.	An affiliate due to the Manager sitting on the board.

[2]	Foreign security denominated in U.S. Dollars.

[3]	Non-income producing.

[4]	Restricted security. The aggregate value of restricted securities at period end was $66,584,384, which represents 2.0% of the Fund's net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Crestwood Equity Partners LP - Preferred	3/2/2017 – 8/14/2017	$25,539,441	$23,166,984	$(2,372,457)
CSI Compressco LP - Preferred	8/8/2016 – 2/13/2018	10,143,934	12,922,400	2,778,466
GPM Petroleum LP - Preferred	1/12/2016	23,908,854	30,495,000	6,586,146

[5]	The value of this security was determined using significant unobservable inputs. See note 2 of accompanying Notes.
[6]	Represents securities sold under 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities amount to $23,166,984 or 0.7% of the Fund’s net assets at period end.
[7]	Interest or dividend paid in kind, when applicable.
[8]	Rate shown is the 7-day yield at period end.

Oppenheimer SteelPath MLP Alpha Plus Fund

STATEMENT OF INVESTMENTS – As of 02/28/2018

(Unaudited)

Description	Shares	Value

MLP Investments and Related Entities — 128.4%

Diversified — 24.1%
Enterprise Products Partners LP [1]	1,165,876	$29,636,568
Westlake Chemical Partners LP [1]	281,051	6,337,700
Williams Partners LP [1]	357,222	12,945,725
Total Diversified		48,919,993

Gathering/Processing — 15.9%
Antero Midstream GP LP [1]	429,174	7,939,719
Targa Resources Corp. [1]	439,002	19,601,439
Western Gas Partners LP [1]	101,181	4,709,976
Total Gathering/Processing		32,251,134

Natural Gas Pipelines — 49.4%
Energy Transfer Equity LP [1]	1,545,608	23,956,924
Energy Transfer Partners LP [1]	1,581,688	28,802,529
EQT Midstream Partners LP [1]	118,172	7,269,942
Rice Midstream Partners LP [1]	336,518	6,397,207
Tallgrass Energy GP LP [1]	634,796	12,791,140
Tallgrass Energy Partners LP [1]	66,329	2,543,717
TC Pipelines LP [1]	376,370	18,491,058
Total Natural Gas Pipelines		100,252,517

Petroleum Transportation — 39.0%
Buckeye Partners LP [1]	373,578	16,736,295
Genesis Energy LP [1]	123,866	2,472,365
Magellan Midstream Partners LP [1]	297,273	18,567,672
MPLX LP [1]	654,596	22,603,200
Phillips 66 Partners LP [1]	155,267	7,629,820
Plains All American Pipeline LP [1]	259,513	5,475,724
Plains GP Holdings LP, Class A [1]	264,628	5,504,262
Total Petroleum Transportation		78,989,338

Total MLP Investments and Related Entities (identified cost $272,653,936)		260,412,982

Common Stock — 3.3%

Diversified — 3.3%
Williams Cos., Inc. [1]	239,796	6,656,737

Total Common Stock (identified cost $7,321,986)		6,656,737

Short-Term Investment — 1.7%

Money Market — 1.7%
Fidelity Treasury Portfolio, Institutional Class , 1.242% [2]	3,409,026	3,409,026

Total Short-Term Investment (identified cost $3,409,026)		3,409,026

Total Investments — 133.4% (identified cost $283,384,948)		270,478,745

Liabilities In Excess of Other Assets — (33.4)%		(67,697,552)

Net Assets -— 100.0%		$202,781,193

GP -— General Partnership

LLC -— Limited Liability Company

LP -— Limited Partnership

[1]	As of February 28, 2018, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $163,427,590 as of February 28, 2018. The loan agreement requires continuous collateral whether the loan has a balance or not.

[2]	Rate shown is the 7-day yield at period end.

Oppenheimer SteelPath MLP Funds Trust

STATEMENTS OF INVESTMENTS February 28, 2018 (Unaudited)

Notes to Statements of Investments

1. Organization

Oppenheimer SteelPath MLP Funds Trust (the “Trust”) is comprised of four separate series (collectively, the “Funds” and each individually a “Fund”). The Funds are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Oppenheimer SteelPath MLP Income Fund, Oppenheimer SteelPath MLP Alpha Fund, and Oppenheimer SteelPath MLP Alpha Plus Fund are non-diversified funds under the Act. Oppenheimer SteelPath MLP Select 40 Fund is a diversified fund under the Act. Each Fund’s investment objective is to seek total return. The Funds’ investment adviser is OFI SteelPath, Inc. (the “Adviser” or “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or “Oppenheimer”).

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Adviser’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$3,004,285,096	$-	$-	$3,004,285,096
Common Stock	101,384,086	-	-	101,384,086
Preferred MLP Investments and Related Entities	-	-	63,826,976	63,826,976
Short-Term Investment	8,446,506	-	-	8,446,506
Total	$3,114,115,688	$-	$63,826,976	$3,177,942,664

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$2,393,780,242	$-	$-	$2,393,780,242
Common Stock	61,650,907	-	-	61,650,907
Total	$2,455,431,149	$-	$-	$2,455,431,149

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$3,086,975,591	$-	$-	$3,086,975,591
Common Stock	31,664,074	-	-	31,664,074
Preferred MLP Investments and Related Entities	18,514,546	-	66,584,384	85,098,930
Short-Term Investment	3,538,384	-	-	3,538,384
Total	$3,140,692,595	$-	$66,584,384	$3,207,276,979

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
MLP Investments and Related Entities	$260,412,982	$-	$-	$260,412,982
Common Stock	6,656,737	-	-	6,656,737
Short-Term Investment	3,409,026	-	-	3,409,026
Total	$270,478,745	$-	$-	$270,478,745

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Funds during the period.

There have been no transfers between pricing levels for any of the Funds.

The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

	Select 40 Fund	Income Fund
Beginning balance November 30, 2017	$63,866,976	$66,692,929
Transfers into Level 3 during the period	-	-
Change in unrealized appreciation/(depreciation)	1,435,848	3,053,693
Total realized gain/(loss)	-	-
Purchases	-	-
Sales	-	-
Payment in kind distributions	-	370,801
Conversion to common shares, at cost	-	(1,758,170)
Return of capital distributions	(1,475,848)	(1,774,869)
Transfers out of Level 3 during the period	-	-
Ending balance February 28, 2018	$63,826,976	$66,584,384

3. Investments and Risks

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Master Limited Partnerships. MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP. MLPs are generally treated as publicly traded partnerships for federal income tax purposes. Any modification to federal income tax laws and related interpretations could cause a material decrease in the value of an MLP.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in master limited partnership (“MLP”) investments of issuers that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. The Fund’s MLP investments may include, but are not limited to: MLPs structured as limited partnerships (“LPs”) or limited liability companies (“LLCs”); MLPs that are taxed as “C” corporations; businesses that operate and have the economic characteristics of MLPs but are organized and taxed as “C” corporations; securities issued by MLP affiliates; and private investments in public equities (“PIPEs”) issued by MLPs. MLP investments are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLP investments. The amount of cash that a MLP investment has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP investment’s operations.

Item 2. Controls and Procedures.

a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ Arthur P. Steinmetz
By:	Arthur P. Steinmetz
Principal Executive Officer
Date	4/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Arthur P. Steinmetz
By:	Arthur P. Steinmetz
Principal Executive Officer
Date	4/20/2018

/s/ Brian Petersen
By:	Brian Petersen
Principal Financial Officer
Date	4/20/2018